UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: DECEMBER 31, 2017 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Managers Brandywine Fund Schedule of Portfolio Investments (unaudited) December 31, 2017

Shares		Cost	Value
Common Stocks - 98.7%
Consumer Discretionary
	Apparel Retail - 2.0%
602,065	American Eagle Outfitters, Inc.	$8,031,201	$11,318,822
30,525	The Children’s Place, Inc.[1]	3,010,388	4,436,809
	Auto Parts & Equipment - 0.4%
144,871	Modine Manufacturing Co.*	2,295,986	2,926,394
	Automobile Manufacturers - 1.3%
179,300	Winnebago Industries, Inc.[1]	6,962,458	9,969,080
	Cable & Satellite - 1.4%
34,276	Charter Communications, Inc., Class A*	7,957,387	11,515,365
	Computer & Electronics Retail - 1.0%
230,945	Conn’s, Inc.*,1	8,003,671	8,210,095
	Footwear - 3.6%
164,935	Deckers Outdoor Corp.*	11,280,031	13,236,034
82,365	Skechers U.S.A., Inc., Class A*	3,134,197	3,116,692
370,564	Wolverine World Wide, Inc.	10,364,579	11,813,580
	General Merchandise Stores - 3.3%
128,635	Dollar Tree, Inc.*	9,099,730	13,803,822
226,345	Ollie’s Bargain Outlet Holdings, Inc.*	9,914,790	12,052,871
	Internet & Direct Marketing Retail - 5.3%
22,755	Amazon.com, Inc.*	14,549,120	26,611,290
80,409	Netflix, Inc.*	8,364,077	15,435,311
	Leisure Facilities - 1.5%
54,527	Vail Resorts, Inc.	12,051,311	11,585,352
	Movies & Entertainment - 2.8%
314,660	Liberty Media Corp.-Liberty Formula One, Class C*,1	11,276,573	10,748,786
274,955	Live Nation Entertainment, Inc.*	11,819,990	11,704,834
	Specialty Stores - 1.2%
43,540	Ulta Beauty, Inc.*	10,763,379	9,738,156

Total Consumer Discretionary		148,878,868	188,223,293
	This sector is 26.4% above your Fund’s cost.
Consumer Staples
	Packaged Foods & Meats - 1.3%
17,060	Calavo Growers, Inc.[1]	855,811	1,439,864
535,730	Nomad Foods, Ltd. (United Kingdom)*	7,724,786	9,059,194

Total Consumer Staples		8,580,597	10,499,058
	This sector is 22.4% above your Fund’s cost.
Energy
	Oil & Gas Exploration & Production - 1.2%
1,233,790	Halcon Resources Corp.*,1	8,495,642	9,339,790

Shares		Cost	Value
84,561	Kosmos Energy, Ltd.*	$601,364	$579,243

Total Energy		9,097,006	9,919,033
	This sector is 9.0% above your Fund’s cost.
Financials
	Financial Exchanges & Data - 1.7%
93,140	CME Group, Inc.	8,750,461	13,603,097
	Insurance Brokers - 0.4%
155,650	eHealth, Inc.*	3,657,078	2,703,641

Total Financials		12,407,539	16,306,738
	This sector is 31.4% above your Fund’s cost.
Health Care
	Biotechnology - 1.1%
55,745	Vertex Pharmaceuticals, Inc.*	7,808,194	8,353,946
	Health Care Services - 1.0%
232,920	Teladoc, Inc.*,1	7,229,029	8,117,262
	Health Care Equipment - 2.4%
88,000	Globus Medical, Inc., Class A*	3,132,263	3,616,800
45,255	Heska Corp.*	3,662,544	3,629,903
98,503	Zimmer Biomet Holdings, Inc.	11,971,476	11,886,357
	Health Care Technology - 0.8%
210,920	Tabula Rasa HealthCare, Inc.*	5,800,300	5,916,306
	Life Sciences Tools & Services - 6.0%
105,319	Bio-Techne Corp.	12,129,213	13,644,077
66,825	Illumina, Inc.*	11,156,593	14,600,594
18,683	Mettler-Toledo International, Inc.*	11,678,083	11,574,492
40,385	Thermo Fisher Scientific, Inc.	5,305,297	7,668,304
	Pharmaceuticals - 1.8%
199,975	Zoetis, Inc.	10,716,543	14,406,199

Total Health Care		90,589,535	103,414,240
	This sector is 14.2% above your Fund’s cost.
Industrials
	Aerospace & Defense - 1.3%
203,500	Mercury Systems, Inc.*	8,635,349	10,449,725
	Airlines - 2.0%
284,270	Delta Air Lines, Inc.	14,903,275	15,919,120
	Building Products - 0.8%
62,815	Allegion PLC (Ireland)	5,220,386	4,997,562
23,585	Fortune Brands Home & Security, Inc.	1,612,812	1,614,157
	Construction & Engineering - 3.1%
251,895	MasTec, Inc.*	10,115,328	12,330,260
301,575	Quanta Services, Inc.*	10,966,458	11,794,598

1

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Industrials (continued)
	Construction Machinery & Heavy Trucks - 4.7%
68,386	Cummins, Inc.	$11,960,863	$12,079,703
175,040	Oshkosh Corp.	12,643,047	15,909,386
278,835	REV Group, Inc.	7,594,018	9,070,502
	Diversified Support Services - 1.5%
224,969	Healthcare Services Group, Inc.	11,867,519	11,860,366
	Electrical Components & Equipment - 0.4%
13,917	Rockwell Automation, Inc.	2,640,734	2,732,603
	Industrial Conglomerates - 1.2%
83,040	Carlisle Cos., Inc.	9,032,629	9,437,496
	Industrial Machinery - 0.6%
268,987	Harsco Corp.*	4,784,608	5,016,608
	Trading Companies & Distributors - 3.8%
224,050	GMS, Inc.*	4,926,353	8,433,242
146,501	Herc Holdings, Inc.*	8,051,674	9,172,427
71,523	United Rentals, Inc.*	8,865,986	12,295,519

Total Industrials		133,821,039	153,113,274
	This sector is 14.4% above your Fund’s cost.
Information Technology
	Application Software - 4.0%
208,680	Atlassian Corp. PLC, Class A (Australia)*	5,231,753	9,499,114
82,920	Blackbaud, Inc.	7,543,736	7,835,111
142,880	Salesforce.com, Inc.*	10,821,895	14,606,622
	Communications Equipment - 1.2%
366,877	ARRIS International PLC*	9,682,694	9,425,070
	Data Processing & Outsourced Services - 4.5%
176,960	Black Knight, Inc.*	4,502,085	7,812,784
139,960	Global Payments, Inc.	10,039,962	14,029,590
119,890	Visa, Inc., Class A	8,635,439	13,669,858
	Electronic Components - 1.0%
43,992	Universal Display Corp.	7,843,249	7,595,219
	Home Entertainment Software - 3.8%
207,755	Activision Blizzard, Inc.	11,084,770	13,155,047
86,540	Electronic Arts, Inc.*	8,324,154	9,091,892
73,200	Take-Two Interactive Software, Inc.*	6,913,962	8,035,896
	Internet Software & Services - 8.6%
17,429	Alphabet, Inc., Class A*	11,980,700	18,359,709
98,643	Facebook, Inc., Class A*	6,633,348	17,406,544
303,159	Five9, Inc.*,1	7,155,957	7,542,596
1,133,510	Limelight Networks, Inc.*	5,287,954	4,998,779

Shares		Cost	Value
106,551	LogMeIn, Inc.	$12,058,991	$12,200,089
160,662	The Trade Desk, Inc., Class A*,1	7,554,141	7,347,073
	Semiconductors - 8.3%
69,190	Broadcom, Ltd.	5,733,996	17,774,911
347,485	Micron Technology, Inc.*	11,293,923	14,288,583
67,631	NVIDIA Corp.	5,953,664	13,086,599
141,570	Qorvo, Inc.*	11,149,874	9,428,562
162,400	Xilinx, Inc.	10,984,940	10,949,008
	Systems Software - 5.7%
169,255	Microsoft Corp.	10,853,934	14,478,073
130,240	Proofpoint, Inc.*	11,704,996	11,566,614
464,715	SailPoint Technologies Holding, Inc.*	6,639,775	6,738,367
91,815	ServiceNow, Inc.*	7,306,472	11,971,758
	Technology Hardware, Storage & Peripherals - 0.5%
195,125	Super Micro Computer, Inc.*,1	4,314,169	4,082,991

Total Information Technology		227,230,533	296,976,459
	This sector is 30.7% above your Fund’s cost.
Utilities
	Water Utilities - 0.2%
67,319	Evoqua Water Technologies Corp.*	1,279,420	1,596,133
	This sector is 24.8% above your Fund’s cost.
Total Common Stocks		631,884,537	780,048,228

Principal Amount
Short-Term Investments - 6.1%
Commercial Paper - 3.0%
$23,727,000	Energy Transfer LP, 2.10%, 01/02/18[2]	23,725,616	23,725,616
Joint Repurchase Agreements - 3.1%[3]
5,757,490	Cantor Fitzgerald Securities, Inc., dated 12/29/17, due 01/02/18, 1.410% total to be received $5,758,392 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 01/31/18 - 06/20/63, totaling $5,872,640)	5,757,490	5,757,490
5,757,490	Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.430% total to be received $5,758,405 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/11/18 - 12/01/51, totaling $5,872,640)	5,757,490	5,757,490

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

Principal Amount		Cost	Value
$1,210,992	Jefferies LLC, dated 12/29/17, due 01/02/18, 1.500% total to be received $1,211,194 (collateralized by various U.S. Government Agency Obligations, 0.000% - 1.750%, 09/13/18 - 04/30/22, totaling $1,235,212)	$1,210,992	$1,210,992
5,757,490	RBC Capital Markets LLC, dated 12/29/17, due 01/02/18, 1.400% total to be received $5,758,386 (collateralized by various U.S. Government Agency Obligations, 1.875% - 8.875%, 02/15/19 - 12/20/47, totaling $5,872,640)	5,757,490	5,757,490
5,757,490	State of Wisconsin Investment Board, dated 12/29/17, due 01/02/18, 1.630% total to be received $5,758,533 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $5,917,373)	5,757,490	5,757,490

	Total Joint Repurchase Agreements	24,240,952	24,240,952

Shares		Cost	Value
	Other Investment Companies - 0.0%
75,098	Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.18%[4]	$75,098	$75,098

	Total Short-Term Investments	48,041,666	48,041,666
Total Investments - 104.8%		679,926,203	828,089,894

Other Assets, less Liabilities - (4.8%)			(37,704,270)
Total Net Assets - 100.0%			$790,385,624

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $21,558,954 or 2.7% of net assets, were out on loan to various brokers.
[2]	Represents yield to maturity at December 31, 2017.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the December 31, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$780,048,228	—	—	$780,048,228
Short-Term Investments
Commercial Paper	—	$23,725,616	—	23,725,616
Joint Repurchase Agreements	—	24,240,952	—	24,240,952
Other Investment Companies	75,098	—	—	75,098

Total Investments in Securities	$780,123,326	$47,966,568	—	$828,089,894

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of December 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (unaudited) December 31, 2017

Shares		Cost	Value
Common Stocks - 96.2%
Consumer Discretionary
	Cable & Satellite - 2.2%
11,325	Charter Communications, Inc., Class A*	$2,865,263	$3,804,747
	General Merchandise Stores - 2.3%
38,035	Dollar Tree, Inc.*	2,772,103	4,081,536
	Internet & Direct Marketing Retail - 7.4%
6,793	Amazon.com, Inc.*	4,947,472	7,944,210
26,980	Netflix, Inc.*	2,862,795	5,179,081
	Leisure Facilities - 1.9%
15,928	Vail Resorts, Inc.	3,479,722	3,384,222
	Movies & Entertainment - 4.1%
110,635	Liberty Media Corp.-Liberty Formula One, Class C*	3,920,476	3,779,291
81,745	Live Nation Entertainment, Inc.*	3,511,111	3,479,885
	Specialty Stores - 1.7%
13,388	Ulta Beauty, Inc.*	3,232,367	2,994,360

Total Consumer Discretionary		27,591,309	34,647,332
	This sector is 25.6% above your Fund’s cost.
Consumer Staples
	Packaged Foods & Meats - 1.0%
14,355	The JM Smucker Co.	1,793,524	1,783,465
	This sector is 0.6% below your Fund’s cost.
Financials
	Financial Exchanges & Data - 2.2%
27,025	CME Group, Inc.	2,538,801	3,947,001
	This sector is 55.5% above your Fund’s cost.
Health Care
	Biotechnology - 2.1%
25,275	Vertex Pharmaceuticals, Inc.*	3,533,906	3,787,711
	Health Care Equipment - 2.2%
31,400	Zimmer Biomet Holdings, Inc.	3,816,811	3,789,038
	Life Sciences Tools & Services - 8.7%
52,195	Agilent Technologies, Inc.	3,528,967	3,495,499
21,920	Illumina, Inc.*	3,702,494	4,789,301
5,755	Mettler-Toledo International, Inc.*	3,596,650	3,565,338
18,700	Thermo Fisher Scientific, Inc.	2,890,097	3,550,756
	Pharmaceuticals - 2.5%
60,060	Zoetis, Inc.	3,229,832	4,326,722

Total Health Care		24,298,757	27,304,365
	This sector is 12.4% above your Fund’s cost.

Shares		Cost	Value
Industrials
	Airlines - 2.6%
80,500	Delta Air Lines, Inc.	$4,218,750	$4,508,000
	Building Products - 3.1%
25,020	Allegion PLC (Ireland)	2,085,523	1,990,591
51,675	Fortune Brands Home & Security, Inc.	3,559,444	3,536,637
	Construction & Engineering - 2.2%
99,810	Quanta Services, Inc.*	3,592,003	3,903,569
	Construction Machinery & Heavy Trucks - 4.1%
20,405	Cummins, Inc.	3,561,055	3,604,339
39,915	Oshkosh Corp.	3,399,189	3,627,875
	Electrical Components & Equipment - 1.4%
13,015	Rockwell Automation, Inc.	2,471,251	2,555,495
	Industrial Conglomerates - 2.1%
32,790	Carlisle Cos., Inc.	3,569,107	3,726,584
	Trading Companies & Distributors - 2.1%
21,655	United Rentals, Inc.*	2,682,209	3,722,711

Total Industrials		29,138,531	31,175,801
	This sector is 7.0% above your Fund’s cost.
Information Technology
	Application Software - 2.4%
41,060	Salesforce.com, Inc.*	3,187,380	4,197,564
	Data Processing & Outsourced Services - 6.5%
37,520	Global Payments, Inc.	2,696,027	3,761,005
51,000	Vantiv, Inc., Class A*,1	2,339,257	3,751,050
34,550	Visa, Inc., Class A	2,485,668	3,939,391
	Home Entertainment Software - 6.2%
61,045	Activision Blizzard, Inc.	3,265,429	3,865,369
35,315	Electronic Arts, Inc.*	3,657,040	3,710,194
30,800	Take-Two Interactive Software, Inc.*	2,911,926	3,381,224
	Internet Software & Services - 7.1%
4,807	Alphabet, Inc., Class A*	3,308,126	5,063,694
21,933	Facebook, Inc., Class A*	1,476,755	3,870,297
31,200	LogMeIn, Inc.	3,819,127	3,572,400
	Semiconductors - 10.9%
20,865	Broadcom, Ltd.	1,716,293	5,360,218
109,460	Micron Technology, Inc.*	3,543,029	4,500,995
20,507	NVIDIA Corp.	1,776,598	3,968,105
46,882	Qorvo, Inc.*	3,752,449	3,122,341
35,445	Xilinx, Inc.	2,295,021	2,389,702

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Systems Software - 7.2%
95,800	Microsoft Corp.	$6,123,044	$8,194,732
34,800	ServiceNow, Inc.*	2,867,874	4,537,572

Total Information Technology		51,221,043	71,185,853
	This sector is 39.0% above your Fund’s cost.
Total Common Stocks		136,581,965	170,043,817

Principal Amount
Short-Term Investments - 10.2%
Commercial Paper - 7.6%
$13,390,000	Energy Transfer LP, 2.10%, 01/02/18[2]	13,389,219	13,389,219
Joint Repurchase Agreements - 2.5%[3]
1,068,082	Cantor Fitzgerald Securities, Inc., dated 12/29/17, due 01/02/18, 1.410% total to be received $1,068,249 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 01/31/18 - 06/20/63, totaling $1,089,444)	1,068,082	1,068,082
1,068,082	Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.430% total to be received $1,068,252 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/11/18 - 12/01/51, totaling $1,089,444)	1,068,082	1,068,082
224,678	Jefferies LLC, dated 12/29/17, due 01/02/18, 1.500% total to be received $224,715 (collateralized by various U.S. Government Agency Obligations, 0.000% - 1.750%, 09/13/18 - 04/30/22, totaling $229,172)	224,678	224,678

Principal Amount		Cost	Value
$1,068,082	RBC Capital Markets LLC, dated 12/29/17, due 01/02/18, 1.400% total to be received $1,068,248 (collateralized by various U.S. Government Agency Obligations, 1.875% - 8.875%, 02/15/19 - 12/20/47, totaling $1,089,444)	$1,068,082	$1,068,082
1,068,082	State of Wisconsin Investment Board, dated 12/29/17, due 01/02/18, 1.630% total to be received $1,068,275 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $1,097,742)	1,068,082	1,068,082

	Total Joint Repurchase Agreements	4,497,006	4,497,006

Shares
Other Investment Companies - 0.1%
162,973	Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.18%[4]	162,973	162,973

Total Short-Term Investments		18,049,198	18,049,198
Total Investments - 106.4%		154,631,163	188,093,015

Other Assets, less Liabilities - (6.4%)			(11,365,664)
Total Net Assets - 100.0%			$176,727,351

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $2,813,288 or 1.6% of net assets, were out on loan to various brokers.
[2]	Represents yield to maturity at December 31, 2017.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the December 31, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$170,043,817	—	—	$170,043,817
Short-Term Investments
Commercial Paper	—	$13,389,219	—	13,389,219
Joint Repurchase Agreements	—	4,497,006	—	4,497,006
Other Investment Companies	162,973	—	—	162,973

Total Investments in Securities	$170,206,790	$17,886,225	—	$188,093,015

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of December 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) December 31, 2017

Shares		Cost	Value
Common Stocks - 96.3%
Consumer Discretionary
	Apparel Retail - 3.7%
150,685	American Eagle Outfitters, Inc.	$2,020,082	$2,832,878
15,240	The Children’s Place, Inc.[1]	1,702,822	2,215,134
	Cable & Satellite - 1.6%
6,618	Charter Communications, Inc., Class A*	1,546,808	2,223,383
	Footwear - 3.0%
31,500	Skechers U.S.A., Inc., Class A*	1,197,657	1,191,960
89,700	Wolverine World Wide, Inc.	2,511,526	2,859,636
	General Merchandise Stores - 4.1%
28,615	Dollar Tree, Inc.*	2,085,622	3,070,676
48,540	Ollie’s Bargain Outlet Holdings, Inc.*	2,123,071	2,584,755
	Leisure Facilities - 1.8%
11,880	Vail Resorts, Inc.	2,595,482	2,524,143
	Movies & Entertainment - 3.6%
69,075	Liberty Media Corp.-Liberty Formula One, Class C*,1	2,484,790	2,359,602
61,435	Live Nation Entertainment, Inc.*	2,638,912	2,615,288
	Specialty Stores - 1.7%
10,224	Ulta Beauty, Inc.*	2,425,478	2,286,700

Total Consumer Discretionary		23,332,250	26,764,155
	This sector is 14.7% above your Fund’s cost.
Consumer Staples
	Packaged Foods & Meats - 2.9%
11,145	The JM Smucker Co.	1,392,464	1,384,655
153,035	Nomad Foods, Ltd. (United Kingdom)*	2,204,853	2,587,822

Total Consumer Staples		3,597,317	3,972,477
	This sector is 10.4% above your Fund’s cost.
Energy
	Oil & Gas Exploration & Production - 0.6%
118,843	Kosmos Energy, Ltd.*,1	827,399	814,074
	This sector is 1.6% below your Fund’s cost.
Financials
	Consumer Finance - 2.3%
53,000	Green Dot Corp., Class A*	2,554,070	3,193,780
	This sector is 25.1% above your Fund’s cost.
Health Care
	Health Care Equipment - 3.0%
35,000	Globus Medical, Inc., Class A*	1,245,787	1,438,500
22,700	Zimmer Biomet Holdings, Inc.	2,759,507	2,739,209
	Life Sciences Tools & Services - 12.1%
39,805	Agilent Technologies, Inc.	2,691,264	2,665,741

Shares		Cost	Value
20,981	Bio-Techne Corp.	$2,427,672	$2,718,089
15,950	Illumina, Inc.*	2,691,851	3,484,915
4,428	Mettler-Toledo International, Inc.*	2,766,711	2,743,235
36,200	PRA Health Sciences, Inc.*	2,324,272	3,296,734
8,531	Thermo Fisher Scientific, Inc.	1,134,218	1,619,866
	Pharmaceuticals - 2.3%
43,800	Zoetis, Inc.	2,351,483	3,155,352

Total Health Care		20,392,765	23,861,641
	This sector is 17.0% above your Fund’s cost.
Industrials
	Aerospace & Defense - 1.4%
36,154	Mercury Systems, Inc.*	1,513,518	1,856,508
	Building Products - 3.2%
21,680	Allegion PLC (Ireland)	1,806,810	1,724,861
39,525	Fortune Brands Home & Security, Inc.	2,722,618	2,705,091
	Construction & Engineering - 4.5%
59,670	MasTec, Inc.*	2,369,265	2,920,846
84,300	Quanta Services, Inc.*	3,090,100	3,296,973
	Construction Machinery & Heavy Trucks - 4.5%
15,795	Cummins, Inc.	2,756,691	2,790,029
37,500	Oshkosh Corp.	2,615,540	3,408,375
	Diversified Support Services - 2.1%
53,361	Healthcare Services Group, Inc.	2,815,463	2,813,192
	Electrical Components & Equipment - 1.4%
9,985	Rockwell Automation, Inc.	1,895,939	1,960,555
	Industrial Conglomerates - 2.0%
24,585	Carlisle Cos., Inc.	2,676,099	2,794,085
	Trading Companies & Distributors - 2.1%
16,580	United Rentals, Inc.*	2,055,236	2,850,268

Total Industrials		26,317,279	29,120,783
	This sector is 10.7% above your Fund’s cost.
Information Technology
	Application Software - 4.4%
73,452	Atlassian Corp. PLC, Class A (Australia)*	2,231,206	3,343,535
29,040	Blackbaud, Inc.	2,638,751	2,743,990
	Communications Equipment - 2.0%
105,900	ARRIS International PLC*	2,805,364	2,720,571
	Data Processing & Outsourced Services - 6.3%
57,976	Black Knight, Inc.*	1,508,143	2,559,640
26,570	Global Payments, Inc.	1,895,729	2,663,377
45,824	Vantiv, Inc., Class A*,1	2,108,842	3,370,355

1

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Electronic Components - 2.4%
18,680	Universal Display Corp.	$1,107,359	$3,225,102
	Home Entertainment Software - 1.7%
21,000	Take-Two Interactive Software, Inc.*	1,985,239	2,305,380
	Internet Software & Services - 2.0%
24,000	LogMeIn, Inc.	2,472,789	2,748,000
	Semiconductors - 9.4%
13,185	Broadcom, Ltd.	1,155,180	3,387,226
28,300	Microchip Technology, Inc.[1]	2,439,873	2,487,004
11,193	NVIDIA Corp.	1,249,605	2,165,845
35,618	Qorvo, Inc.*	2,849,849	2,372,159
36,835	Xilinx, Inc.	2,478,456	2,483,416
	Systems Software - 4.2%
30,005	Proofpoint, Inc.*	2,697,498	2,664,744
23,938	ServiceNow, Inc.*	2,170,633	3,121,276

Total Information Technology		33,794,516	44,361,620
	This sector is 31.3% above your Fund’s cost.
Total Common Stocks		110,815,596	132,088,530

Principal Amount
Short-Term Investments - 11.4%
Commercial Paper - 6.3%
$8,624,000	Energy Transfer LP, 2.10%, 01/02/18[2]	8,623,497	8,623,497
Joint Repurchase Agreements - 4.9%[3]
1,605,183	Cantor Fitzgerald Securities, Inc., dated 12/29/17, due 01/02/18, 1.410% total to be received $1,605,434 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 01/31/18 - 06/20/63, totaling $1,637,287)	1,605,183	1,605,183

Principal Amount		Cost	Value
$1,605,183	Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.430% total to be received $1,605,438 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/11/18 - 12/01/51, totaling $1,637,287)	$1,605,183	$1,605,183
337,666	Jefferies LLC, dated 12/29/17, due 01/02/18, 1.500% total to be received $337,722 (collateralized by various U.S. Government Agency Obligations, 0.000% - 1.750%, 09/13/18 - 04/30/22, totaling $344,419)	337,666	337,666
1,605,183	RBC Capital Markets LLC, dated 12/29/17, due 01/02/18, 1.400% total to be received $1,605,433 (collateralized by various U.S. Government Agency Obligations, 1.875% - 8.875%, 02/15/19 - 12/20/47, totaling $1,637,287)	1,605,183	1,605,183
1,605,183	State of Wisconsin Investment Board, dated 12/29/17, due 01/02/18, 1.630% total to be received $1,605,474 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $1,649,758)	1,605,183	1,605,183

	Total Joint Repurchase Agreements	6,758,398	6,758,398

Shares
Other Investment Companies - 0.2%
176,258	Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.18%[4]	176,258	176,258

Total Short-Term Investments		15,558,153	15,558,153
Total Investments - 107.7%		126,373,749	147,646,683

Other Assets, less Liabilities - (7.7%)			(10,513,174)
Total Net Assets - 100.0%			$137,133,509

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $6,570,756 or 4.8% of net assets, were out on loan to various brokers.
[2]	Represents yield to maturity at December 31, 2017.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the December 31, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

2

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$132,088,530	—	—	$132,088,530
Short-Term Investments
Commercial Paper	—	$8,623,497	—	8,623,497
Joint Repurchase Agreements	—	6,758,398	—	6,758,398
Other Investment Companies	176,258	—	—	176,258

Total Investments in Securities	$132,264,788	$15,381,895	—	$147,646,683

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of December 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

3

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

4

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: 1/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: 1/26/2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: 1/26/2018